JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 114.3%

COMMON STOCKS - 72.6%

Automobiles - 11.6%
Ferrari NV (Italy)	87	20,176
Tesla, Inc.*	66	61,363

		81,539

Electric Utilities - 2.1%
NextEra Energy, Inc.(a)	192	15,015

Health Care Providers & Services - 9.6%
CVS Health Corp.(a)	254	27,021
UnitedHealth Group, Inc.(a)	85	40,293

		67,314

Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.*	44	6,334

Household Durables - 7.2%
Tempur Sealy International, Inc.	1,275	50,756

Interactive Media & Services - 1.0%
Alphabet, Inc., Class A*(a)	3	7,304

Life Sciences Tools & Services - 3.5%
Thermo Fisher Scientific, Inc.(a)	42	24,649

Machinery - 8.2%
Ingersoll Rand, Inc.	374	21,044
PACCAR, Inc.	317	29,495
Parker-Hannifin Corp.	22	6,914

		57,453

Media - 3.3%
Liberty Media Corp.-Liberty SiriusXM, Class A*	250	11,571
Liberty Media Corp.-Liberty SiriusXM, Class C*(a)	249	11,603

		23,174

Road & Rail - 0.5%
Old Dominion Freight Line, Inc.	12	3,495

Semiconductors & Semiconductor Equipment - 10.5%
NVIDIA Corp.(a)	150	36,664
NXP Semiconductors NV (China)	183	37,576

		74,240

Software - 7.0%
Microsoft Corp.(a)	115	35,700
Zscaler, Inc.*(a)	54	13,772

		49,472

Specialty Retail - 3.2%
O’Reilly Automotive, Inc.*	35	22,523

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	41	7,111
Seagate Technology Holdings plc	199	21,345

		28,456

TOTAL COMMON STOCKS (Cost $472,047)		511,724

SHORT-TERM INVESTMENTS - 41.7%

INVESTMENT COMPANIES - 41.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(b)(c)(Cost $293,735)	293,617	293,735

TOTAL LONG POSITIONS (Cost $765,782)		805,459

SHORT POSITIONS - (17.9)%

COMMON STOCKS - (17.9)%

Automobiles - (0.7)%
Harley-Davidson, Inc.	(84)	(2,906)
Rivian Automotive, Inc., Class A*	(12)	(798)
Thor Industries, Inc.	(11)	(1,043)

		(4,747)

Banks - (2.0)%
Citigroup, Inc.	(214)	(13,953)

Beverages - (1.4)%
Molson Coors Beverage Co., Class B	(209)	(9,973)

Food Products - (2.0)%
Campbell Soup Co.	(155)	(6,852)
Conagra Brands, Inc.	(200)	(6,938)

		(13,790)

Hotels, Restaurants & Leisure - (1.0)%
Restaurant Brands International, Inc. (Canada)	(129)	(7,207)

Household Products - (1.0)%
Colgate-Palmolive Co.	(84)	(6,933)

Industrial Conglomerates - (1.5)%
3M Co.	(64)	(10,582)

Leisure Products - (0.2)%
Brunswick Corp.	(9)	(817)
Polaris, Inc.	(7)	(786)

		(1,603)

Media - (3.3)%
Sirius XM Holdings, Inc.	(3,691)	(23,472)

Multiline Retail - (2.0)%
Target Corp.	(65)	(14,406)

Road & Rail - (1.0)%
Canadian Pacific Railway Ltd. (Canada)	(93)	(6,674)
XPO Logistics, Inc.*	(7)	(449)

		(7,123)

Software - (0.5)%
Alteryx, Inc., Class A*	(57)	(3,277)

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Specialty Retail - (1.3)%
AutoNation, Inc.*	(3)	(365)
Best Buy Co., Inc.	(70)	(6,904)
Lithia Motors, Inc., Class A	(6)	(1,760)

		(9,029)

TOTAL COMMON STOCKS (Proceeds $(125,915))		(126,095)

TOTAL SHORT POSITIONS (Proceeds $(125,915))		(126,095)

Total Investments - 96.4% (Cost $639,867)		679,364
Other Assets Less Liabilities - 3.6%		25,062

Net Assets - 100.0%		704,426

Percentages indicated are based on net assets.

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $115,315.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$805,459	$–	$–	$805,459

Total Liabilities for Securities Sold Short(a)	$(126,095)	$–	$–	$(126,095)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$119,946	$720,407	$546,600	$(18)	$—	(c)	$293,735	293,617	$20	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.